The Gabelli Global Utility & Income Trust

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 76.2%
	ENERGY AND UTILITIES — 36.8%
	Alternative Energy — 3.2%
	Non U.S. Companies
68,000	Siemens Gamesa Renewable Energy SA	$1,840,898
450	SolarEdge Technologies Inc.†	107,258
1,700	Vestas Wind Systems A/S	275,752

	U.S. Companies
1,300	Brookfield Renewable Corp., Cl. A	76,180
36,314	NextEra Energy Partners LP	2,177,387
8,150	Ormat Technologies Inc.	481,748

		4,959,223

	Diversified Industrial — 1.6%
	Non U.S. Companies
16,000	Bouygues SA	555,651
16,500	Jardine Matheson Holdings Ltd.	654,720
17,000	Jardine Strategic Holdings Ltd.	336,770

	U.S. Companies
30,000	Flowserve Corp.	818,700
20,000	General Electric Co.	124,600
4,500	Mueller Water Products Inc., Cl. A	46,755

		2,537,196

	Electric Transmission and Distribution — 2.5%
	Non U.S. Companies
8,000	Algonquin Power & Utilities Corp.	116,195
1,000	Ascendant Group Ltd.	30,500
1,700	Boralex Inc., Cl. A	49,140
28,000	Enel Chile SA, ADR	96,320
1,000	Equatorial Energia SA	3,766
11,000	Fortis Inc.	449,732
1,250	Fortis Inc.	51,075
7,600	Landis+Gyr Group AG†	416,286
1,100	Orsted A/S.	151,646
20,000	Red Electrica Corp. SA	375,538

	U.S. Companies
2,400	Consolidated Edison Inc.	186,720
350	Sempra Energy	41,426
28,000	Twin Disc Inc.†	141,680
4,000	Unitil Corp.	154,560
16,300	WEC Energy Group Inc.	1,579,470

		3,844,054

	Energy and Utilities: Integrated — 20.5%
	Non U.S. Companies
140,000	A2A SpA.	203,538
15,000	BP plc, ADR	261,900
10,000	Chubu Electric Power Co. Inc.	121,462

Shares		Market Value
152,000	Datang International Power Generation Co. Ltd., Cl. H	$19,024
2,000	E.ON SE	22,108
14,000	E.ON SE, ADR	154,420
20,615	EDP - Energias de Portugal SA	101,394
9,000	EDP - Energias de Portugal SA, ADR	450,360
12,000	Electric Power Development Co. Ltd.	184,668
33,000	Emera Inc.	1,355,638
8,500	Endesa SA	227,521
28,000	Enel Americas SA, ADR	180,880
152,000	Enel SpA	1,321,987
4,000	Eni SpA.	31,366
6,000	Eni SpA, ADR	93,240
225,000	Hera SpA	831,506
12,000	Hokkaido Electric Power Co. Inc.	51,202
22,000	Hokuriku Electric Power Co.	164,585
14,000	Huaneng Power International Inc., ADR	216,020
221,546	Iberdrola SA	2,730,005
1,800	Innergex Renewable Energy Inc.	32,525
34,000	Korea Electric Power Corp., ADR†	296,140
22,000	Kyushu Electric Power Co. Inc.	199,630
14,000	Shikoku Electric Power Co. Inc.	106,727
15,000	The Chugoku Electric Power Co. Inc.	187,598
14,000	The Kansai Electric Power Co. Inc.	135,400
10,000	Tohoku Electric Power Co. Inc.	100,128
100	Uniper SE	3,231
2,000	Verbund AG	109,461

	U.S. Companies
2,000	ALLETE Inc.	103,480
1,400	Alliant Energy Corp.	72,310
18,500	Ameren Corp.	1,462,980
25,000	American Electric Power Co. Inc.	2,043,250
13,100	Avangrid Inc.	661,026
17,100	Avista Corp.	583,452
600	Black Hills Corp.	32,094
500	CMS Energy Corp.	30,705
11,007	Dominion Energy Inc.	868,783
1,000	DTE Energy Co.	115,040
10,700	Duke Energy Corp.	947,592
500	Entergy Corp.	49,265
17,500	Evergy Inc.	889,350
20,700	Eversource Energy	1,729,485
100	FirstEnergy Corp.	2,871
380,000	Gulf Coast Ultra Deep Royalty Trust	2,660
16,000	Hawaiian Electric Industries Inc.	531,840
300	IDACORP Inc.	23,970
10,000	MGE Energy Inc.	626,600
5,300	NextEra Energy Inc.	1,471,068
36,000	NiSource Inc.	792,000
10,500	NorthWestern Corp.	510,720
35,000	OGE Energy Corp.	1,049,650

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
11,000	Otter Tail Corp.	$397,870
13,500	PG&E Corp.†	126,765
14,000	Pinnacle West Capital Corp.	1,043,700
500	Portland General Electric Co.	17,750
8,400	PPL Corp.	228,564
15,000	Public Service Enterprise Group Inc.	823,650
121,500	The AES Corp.	2,200,365
19,000	The Southern Co.	1,030,180
18,500	Xcel Energy Inc.	1,276,685

		31,639,384

	Environmental Services — 0.3%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao
	Paulo, ADR	20,750
900	Pentair plc	41,193
2,500	Suez SA	46,327
13,000	Veolia Environnement SA	280,756

	U.S. Companies
300	Tetra Tech Inc.	28,650

		417,676

	Independent Power Producers and Energy Traders — 0.1%
	Non U.S. Companies
3,000	Atlantica Sustainable Infrastructure plc	85,830

	Natural Gas Integrated — 2.1%
	Non U.S. Companies
80,000	Snam SpA	411,673
1,100	TC Energy Corp.	46,222

	U.S. Companies
5,000	Apache Corp.	47,350
14,000	Kinder Morgan Inc.	172,620
60,000	National Fuel Gas Co.	2,435,400
4,000	ONEOK Inc.	103,920

		3,217,185

	Natural Gas Utilities — 2.5%
	Non U.S. Companies
1,500	Enagas SA	34,637
1,000	Engie SA†	13,389
9,800	Engie SA, ADR†	130,046
16,000	Italgas SpA	101,019
101,000	National Grid plc	1,159,640
15,700	National Grid plc, ADR	907,303

	U.S. Companies
6,000	Atmos Energy Corp.	573,540

Shares		Market Value
1,700	Chesapeake Utilities Corp.	$143,310
1,300	ONE Gas Inc.	89,713
10,000	Southwest Gas Holdings Inc.	631,000
2,000	Spire Inc.	106,400

		3,889,997

	Natural Resources — 0.1%
	Non U.S. Companies
12,000	Cameco Corp.	121,200
200	Linde plc	47,626

	U.S. Companies
15,000	California Resources Corp.†	1,297
1,200	Diamondback Energy Inc.	36,144
2,000	Occidental Petroleum Corp.	20,020

		226,287

	Oil — 0.3%
	Non U.S. Companies
5,000	PetroChina Co. Ltd., ADR	147,200
10,000	Petroleo Brasileiro SA, ADR	71,200
4,800	Royal Dutch Shell plc, Cl. A, ADR	120,816

	U.S. Companies
1,000	Chevron Corp.	72,000
1,000	ConocoPhillips	32,840

		444,056

	Services — 1.9%
	Non U.S. Companies
1,000	ABB Ltd.	25,460
37,000	ABB Ltd., ADR	941,650
23,000	Enbridge Inc.	671,600
5,726	First Sensor AG	269,882
4,000	Weatherford International plc†	7,800

	U.S. Companies
25,500	AZZ Inc.	870,060
10,000	Halliburton Co.	120,500
2,000	National Oilwell Varco Inc.	18,120
4,000	Noble Energy Inc.	34,200

		2,959,272

	Water — 1.7%
	Non U.S. Companies
500	Cia de Saneamento de Minas Gerais-COPASA	4,175
5,000	Consolidated Water Co. Ltd.	52,050
2,000	Fluidra SA†	33,954
32,000	Severn Trent plc	1,007,097
35,000	United Utilities Group plc	386,500

	U.S. Companies
500	Artesian Resources Corp., Cl. A	17,235

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Water (Continued)
	U.S. Companies (Continued)
5,400	California Water Service Group	$234,630
8,000	Essential Utilities Inc.	322,000
40,000	Fluence Corp. Ltd.†	6,446
4,000	Middlesex Water Co.	248,600
6,500	SJW Group	395,590

		2,708,277

	TOTAL ENERGY AND UTILITIES	56,928,437

	OTHER — 26.1%
	Aerospace — 0.2%
	Non U.S. Companies
40,000	Rolls-Royce Holdings plc	67,099
7,000	Transat AT Inc.†	20,450

	U.S. Companies
11,500	AAR Corp.	216,200

		303,749

	Automotive — 0.1%
	Non U.S. Companies
350	Ferrari NV	64,432

	Automotive: Parts and Accessories — 0.0%
	Non U.S. Companies
2,000	Linamar Corp.	59,495

	Building and Construction — 0.4%
	Non U.S. Companies
500	Acciona SA	54,402
1,700	Sika AG.	417,686

	U.S. Companies
4,000	Arcosa Inc.	176,360

		648,448

	Business Services — 1.3%
	Non U.S. Companies
6,000	Ahlstrom-Munksjo Oyj	126,485
50,000	JCDecaux SA†	865,859
140,000	Sistema PJSC FC, GDR	750,400

	U.S. Companies
12,000	Diebold Nixdorf Inc.†	91,680
5,000	Macquarie Infrastructure Corp.	134,450

		1,968,874

	Computer Software and Services — 0.8%
	Non U.S. Companies
2,000	Prosus NV†	184,545

Shares		Market Value
2,000	Tencent Holdings Ltd.	$131,999

	U.S. Companies
2,430	Global Payments Inc.	431,519
15,000	Rosetta Stone Inc.†	449,700

		1,197,763

	Consumer Products — 2.8%
	Non U.S. Companies
16,000	Essity AB, Cl. B†	540,965
500	Ferguson plc	50,401
1,500	Salvatore Ferragamo SpA†	22,107
15,000	Scandinavian Tobacco Group A/S	222,641
43,000	Swedish Match AB	3,518,415

		4,354,529

	Consumer Services — 0.4%
	U.S. Companies
28,000	Matthews International Corp., Cl. A	626,080

	Diversified Industrial — 0.7%
	Non U.S. Companies
42,000	Ardagh Group SA	590,100
600	Sulzer AG	48,238

	U.S. Companies
23,000	Trinity Industries Inc.	448,500

		1,086,838

	Electronics — 1.7%
	Non U.S. Companies
5,000	Kyocera Corp.	284,312
1,000	Signify NV†	37,026
30,000	Sony Corp., ADR	2,302,500

	U.S. Companies
400	Hubbell Inc.	54,736

		2,678,574

	Entertainment — 1.9%
	Non U.S. Companies
90,000	Grupo Televisa SAB, ADR†	556,200
16,000	Manchester United plc, Cl. A	232,640
2,000	Naspers Ltd., Cl. N	353,433
48,000	Vivendi SA	1,339,414

	U.S. Companies
15,000	Fox Corp., Cl. B	419,550

		2,901,237

	Financial Services — 3.6%
	Non U.S. Companies
4,500	Brookfield Asset Management Inc., Cl. A	148,770

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services (Continued)
	Non U.S. Companies (Continued)
55,000	Commerzbank AG†	$270,386
48,000	Credit Suisse Group AG	481,746
26,000	Credit Suisse Group AG, ADR	259,220
8,000	Deutsche Bank AG†	67,200
65,000	GAM Holding AG†	125,618
24,000	Janus Henderson Group plc	521,280
10,000	Kinnevik AB, Cl. A.	404,205
100,000	Resona Holdings Inc.	339,070
30,000	UBS Group AG.	335,487
26,000	UBS Group AG.	289,900

	U.S. Companies
9,000	AllianceBernstein Holding LP	243,360
20,000	Bank of America Corp.	481,800
1,500	M&T Bank Corp.	138,135
11,000	The Bank of New York Mellon Corp.	377,740
2,500	The Goldman Sachs Group Inc.	502,425
16,430	UGI Corp.	541,861
3,000	Wells Fargo & Co.	70,530

		5,598,733

	Food and Beverage — 5.1%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	928,560
3,000	Chr. Hansen Holding A/S	333,454
70,000	Davide Campari-Milano NV.	764,829
7,500	Diageo plc, ADR	1,032,450
1,500	Fomento Economico Mexicano SAB de CV, ADR	84,285
6,000	Heineken NV.	533,796
1,000	Kerry Group plc, Cl. A	128,384
3,300	Kikkoman Corp.	182,108
38,000	Maple Leaf Foods Inc.	774,811
10,000	Nestlé SA.	1,187,123
2,000	Pernod Ricard SA	319,260
2,000	Remy Cointreau SA	365,338
1,000	Yakult Honsha Co. Ltd.	55,469

	U.S. Companies
1,000	General Mills Inc.	61,680
5,500	McCormick & Co. Inc., Non-Voting	1,067,550

		7,819,097

	Health Care — 0.8%
	U.S. Companies
10,000	Aimmune Therapeutics Inc.†	344,500
25,000	Pfizer Inc.	917,500

		1,262,000

Shares		Market Value
	Hotels and Gaming — 2.9%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	$73,624
460,000	Mandarin Oriental International Ltd.†	828,000
340,000	The Hongkong & Shanghai Hotels Ltd.	264,102
800,000	William Hill plc	2,869,751

	U.S. Companies
2,700	Churchill Downs Inc.	442,314

		4,477,791

	Machinery — 1.4%
	Non U.S. Companies
185,000	CNH Industrial NV†	1,446,700

	U.S. Companies
6,000	CIRCOR International Inc.†	164,100
6,000	Xylem Inc.	504,720

		2,115,520

	Specialty Chemicals — 1.8%
	Non U.S. Companies
6,000	Axalta Coating Systems Ltd.†	133,020
600	Givaudan SA	2,586,179

	U.S. Companies
300	Air Products and Chemicals Inc.	89,358

		2,808,557

	Transportation — 0.2%
	U.S. Companies
5,000	GATX Corp.	318,750

	TOTAL OTHER	40,290,467

	COMMUNICATIONS — 13.2%
	Cable and Satellite — 4.3%
	Non U.S. Companies
10,000	Cogeco Inc.	661,259
70,000	ITV plc	61,078
25,104	Liberty Global plc, Cl. A†	527,435
44,000	Liberty Global plc, Cl. C†	903,540
13,500	Liberty Latin America Ltd., Cl. A†	111,375
45,000	Rogers Communications Inc., Cl. B	1,784,250

	U.S. Companies
200	Charter Communications Inc., Cl. A†	124,868
14,000	Comcast Corp., Cl. A	647,640
38,000	DISH Network Corp., Cl. A†	1,103,140
6,000	EchoStar Corp., Cl. A†	149,340
168	Liberty Broadband Corp., Cl. B†	24,902
3,631	Liberty Latin America Ltd., Cl. C†	29,556
85,000	WideOpenWest Inc.†	441,150

		6,569,533

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications — 7.4%
	Non U.S. Companies
34,000	BCE Inc.	$1,409,980
142,500	BT Group plc, Cl. A	180,897
24,000	Deutsche Telekom AG	402,106
56,000	Deutsche Telekom AG, ADR	943,600
465,000	Koninklijke KPN NV	1,094,201
3,500	Maroc Telecom	51,705
5,000	Orange SA, ADR	51,900
27,000	Orascom Investment Holding, GDR†	3,564
60,000	Pharol SGPS SA†	7,555
8,000	Proximus SA	146,088
10,000	Sunrise Communications Group AG	1,183,432
1,200	Swisscom AG	636,578
2,000	Swisscom AG, ADR	106,400
40,000	Telecom Italia SpA	16,039
12,000	Telefonica Brasil SA, ADR	92,040
45,000	Telefonica Deutschland Holding AG	115,493
72,791	Telefonica SA, ADR	250,401
70,000	Telekom Austria AG	494,894
22,500	Telenet Group Holding NV	874,242
5,000	TELUS Corp.	87,980
250,000	VEON Ltd., ADR	315,000

	U.S. Companies
7,000	AT&T Inc.	199,570
65,500	CenturyLink Inc.	660,895
4,000	Telephone and Data Systems Inc.	73,760
1,000	T-Mobile US Inc.†.	114,360
32,000	Verizon Communications Inc.	1,903,680

		11,416,360

	Wireless Communications — 1.5%
	Non U.S. Companies
3,000	America Movil SAB de CV, Cl. L, ADR	37,470
22,000	Millicom International Cellular SA, SDR	669,641
6,000	Mobile TeleSystems PJSC, ADR	52,380
2,000	NTT DOCOMO Inc.	73,674
6,000	SK Telecom Co. Ltd., ADR.	134,520
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	95,800
77,000	Vodafone Group plc, ADR	1,033,340

	U.S. Companies
2,500	Anterix Inc.†	81,775
6,500	United States Cellular Corp.†	191,945

		2,370,545

	TOTAL COMMUNICATIONS	20,356,438

Shares		Market Value
	INDEPENDENT POWER PRODUCERS AND ENERGY
	TRADERS — 0.1%
	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	$92,220

	DIVERSIFIED INDUSTRIAL — 0.0%
	Electronics — 0.0%
	U.S. Companies
100	Roper Technologies Inc.	39,511

	ENVIRONMENTAL SERVICES — 0.0%
	Water — 0.0%
	U.S. Companies
1,500	Evoqua Water Technologies Corp.†	31,830

	TOTAL COMMON STOCKS	117,738,903

	CLOSED-END FUNDS — 0.2%
10,000	Altaba Inc., Escrow†	226,500

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	22,989

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 12/02/20†(b)	34,260

	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	4,500

	Services — 0.0%
	Non U.S. Companies
2,850	Weatherford International plc, expire 12/13/23†	370

		4,870

	TOTAL WARRANTS	39,130

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 23.6%
$36,435,000	U.S. Treasury Bills, 0.080% to 0.165%††, 10/01/20 to 03/18/21(c)	$36,429,984

	TOTAL INVESTMENTS — 100.0% (Cost $137,069,682)	$154,457,506

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At September 30, 2020, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	56.0%	$86,490,508
Europe	33.0	50,897,685
Canada	5.1	7,840,323
Japan	2.9	4,488,533
Asia/Pacific	2.0	3,102,119
Latin America	0.8	1,229,636
South Africa	0.2	353,433
Africa/Middle East	0.0 *	55,269

Total Investments	100.0%	$154,457,506

*	Amount represents less than 0.05%.